Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (36,410,117)	$ (5,713,543)	¥ (100,584,748)	¥ (129,218,299)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from disposal of discontinued operations				(4,894,197)
Depreciation and amortization	23,025,480	3,613,200	29,913,815	17,545,060
Loss from disposal of property and equipment	24,380	3,826	87,991
Share-based compensation	1,039,972	163,194	1,776,783	4,809,454
Deferred income tax benefit	(1,562,358)	(245,168)	(10,283,238)	(8,054,197)
Loss (gain) on disposal of subsidiaries and others	(33,542,154)	(5,263,496)	1,767,800	7,850
Impairment loss of long-term investments	6,000,000	941,531	1,726,391	26,814,507
Provision for loan receivable and other receivables			5,904,305	17,430,825
Impairment loss of intangible assets and other non-current assets			3,120,425	8,932,439
Foreign currency exchange loss (gain)	213,741	33,541	1,050,043	(56,630)
Changes in operating assets and liabilities, net of effect of acquisition and disposal:
Accounts receivable	1,245,142	195,390	(2,030,603)	225,192
Prepaid expenses and other current assets	675,236	105,959	12,866,352	(3,615,775)
Other non-current assets	(3,788,762)	(594,539)	(6,552,514)	(10,066,863)
Income tax payable	(85,707)	(13,449)	(571,474)	679,961
Accrued expenses and other payables	4,532,885	711,309	1,678,155	14,737,959
Deferred revenues	6,798,577	1,066,845	32,257,157	6,846,155
Net cash used in operating activities	(31,833,685)	(4,995,400)	(27,873,360)	(57,876,559)
Cash flows from investing activities:
Cash paid for property and equipment	(4,451,589)	(698,551)	(4,910,407)	(1,284,816)
Cash receipt from property and equipment disposal	22,490	3,529	37,441
Payment for acquisition of a subsidiary, less cash acquired (Note 3)	(4,642,082)	(728,444)	(15,000,000)	(34,554,702)
Proceeds from acquisition of a subsidiary, less cash paid			287,801
Cash paid for long-term investments (Note 6)				(6,000,000)
Proceeds from disposal of subsidiaries and others, less cash disposed	(832,811)	(130,686)	494,737
Proceeds from disposal of discontinued operations (Note 24)				4,894,197
Cash paid for acquisition of non-redeemable non-controlling interests	(125,000)	(19,615)
Net cash used in investing activities	(10,028,992)	(1,573,767)	(19,090,428)	(36,945,321)
Cash flows from financing activities:
Cash paid for employee individual income tax for net-settlement of vested shares	(114,729)	(18,003)	(33,807)	(126,723)
Cash contributed by non-controlling interest holder of Muhua Shangce (Note 15)				5,000,000
Cash received from short-term loans (Note 11)	2,710,000	425,258	19,618,000
Repayment of short-term loans (Note 11)	(2,000,000)	(313,844)	(17,808,000)	(9,000,000)
Cash received upon repayment of loan to a nominee shareholder of ATA Intelligent Learning (Note 1)			5,000,000
Cash paid for issuance loan to a nominee shareholder of ATA Intelligent Learning (Note 1)			(5,000,000)
Cash received upon private placement (Note 18)			8,530,931	61,693,192
Cash paid for repurchase of common shares (Note 18)			(4,003,530)
Cash received for exercise of share options	232,245	36,444
Net cash provided by financing activities	827,516	129,855	6,303,594	57,566,469
Effect of foreign exchange rate changes on cash	(348,911)	(54,752)	(814,131)	866,827
Net decrease in cash and cash equivalents	(41,384,072)	(6,494,064)	(41,474,325)	(36,388,584)
Cash and cash equivalents at beginning of year	112,723,433	17,688,766	154,197,758	190,586,342
Cash and cash equivalents at end of year	71,339,361	11,194,702	112,723,433	154,197,758
Supplemental disclosures of cash flow information:
Cash paid for income tax	154,379	24,225	114,003	209,697
Cash refunded for income tax	(5,316)	(834)	(2,869,042)
Cash paid for interest expenses	25,278	3,967	208,220	231,722
Non-cash investing and financing activities:
Issuance of common shares as the consideration of Huanqiuyimeng Acquisition				76,868,663
Acquisition of non-redeemable non-controlling interests			¥ 1,145,497
Consideration payable for business acquisition				¥ 19,642,082
Disposal of net liabilities of Muhua Shangce, excluding cash	¥ 13,041,021	$ 2,046,421